SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Property and equipment
Useful life
Office equipment and furniture	5 years
Electronic equipment	5 years
Transportation vehicles	5-10 years
Leasehold improvement	Shorter of the lease term or estimated useful life

Description of revenue disaggregated
	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Revenue from Sino-foreign Jointly Managed Academic Programs	$1,264,823	$1,240,856
Revenue from Technological Consulting Services for Smart Campus Solutions	933,240	625,896
Revenue from Overseas Study Consulting Services	72,725	-
Revenue from textbook and course material sales	-	13,316
Total revenue	$2,270,788	$1,880,068

Description of currency exchange rates consolidated financial statements
	June 30, 2020	June 30, 2019	December 31, 2019
Period-end spot rate	US$1=RMB 7.0651	US$1=RMB 6.8668	US$1=RMB 6.9680
Average rate	US$1=RMB 7.0416	US$1=RMB 6.7856	US$1=RMB 6.9088